Assumption Used to Determine Weighted Average Grant Date Fair Value of Stock Options Granted (Detail) (Stock Options)	12 Months Ended
Dec. 31, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	88.00%
Risk free interest rate, Minimum	0.50%
Risk free interest rate, Maximum	2.00%
Annual forfeiture rate	6.00%
Dividend yield	0.00%
Expected life (years)	4 years